Quarterly Holdings Report
for
Fidelity® Short Duration High Income Fund
January 31, 2025
SDH-NPRT3-0425
1.969440.111
Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7932% 1/20/2035 (b)(c)(d)	150,000	150,096
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	154,004
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 0% 1/17/2038 (b)(c)(d)	100,000	100,039
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 2.5% 2/20/2038 (b)(c)(d)	150,000	149,999
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (b)(c)(d)	250,000	252,105
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		806,243
TOTAL ASSET-BACKED SECURITIES (Cost $799,999)		806,243

Bank Loan Obligations - 12.5%
	Principal Amount (a)	Value ($)
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0208% 2/25/2029 (b)(c)(e)	231,801	232,139
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0139% 11/15/2030 (b)(c)(e)	397,000	384,979
UNITED KINGDOM - 0.1%
Communication Services - 0.1%
Media - 0.1%
Clear Channel International BV Tranche B 1LN, term loan 7.5% 4/1/2027 (e)	255,000	255,319
UNITED STATES - 12.2%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.2%
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6707% 11/30/2027 (b)(c)(e)	473,959	473,841
Consolidated Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9261% 10/2/2027 (b)(c)(e)	250,000	248,507
		722,348
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0616% 7/8/2031 (b)(c)(e)	14,963	15,014
Media - 1.0%
Sinclair Television Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.9261% 9/30/2026 (b)(c)(e)	264,462	263,912
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6761% 1/31/2029 (b)(c)(e)	2,306,340	2,291,926
		2,555,838
TOTAL COMMUNICATION SERVICES		3,293,200

Consumer Discretionary - 3.1%
Automobile Components - 0.1%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/14/2032 (b)(c)(e)(f)	95,000	95,119
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3639% 1/26/2029 (b)(c)(e)	119,070	111,866
		206,985
Automobiles - 0.2%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9261% 6/3/2028 (b)(c)(e)	435,188	425,144
Broadline Retail - 0.8%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9288% 6/18/2029 (b)(c)(e)	708,590	653,497
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5521% 1/23/2032 (b)(c)(e)	70,000	70,408
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 3/5/2028 (b)(c)(e)	1,141,584	1,148,239
		1,872,144
Distributors - 0.0%
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 1/20/2032 (b)(c)(e)(f)	35,000	34,926
Diversified Consumer Services - 0.4%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (b)(c)(e)	883,535	737,072
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (c)(e)	323,699	300,231
		1,037,303
Hotels, Restaurants & Leisure - 0.8%
Bulldog Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0461% 6/30/2031 (b)(c)(e)	289,275	289,819
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8116% 1/27/2029 (b)(c)(e)	315,166	316,650
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.357% 8/2/2028 (b)(c)(e)	32,990	33,036
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 12/22/2031 (b)(c)(e)	245,000	244,081
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5904% 6/1/2028 (b)(c)(e)	408,130	393,772
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (b)(c)(e)	512,311	493,612
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (b)(c)(e)	199,471	192,406
		1,963,376
Household Durables - 0.3%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6616% 6/29/2028 (b)(c)(e)	579,971	563,245
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6761% 10/30/2027 (b)(c)(e)	184,412	183,691
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6616% 10/30/2027 (b)(c)(e)	79,795	79,695
		826,631
Leisure Products - 0.1%
Hayward Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9261% 5/28/2028 (b)(c)(e)	386,000	387,266
Specialty Retail - 0.4%
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0461% 11/26/2031 (b)(c)(e)	55,000	54,992
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1521% 6/6/2031 (b)(c)(e)	501,415	494,711
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6761% 4/16/2028 (b)(c)(e)	597,085	597,085
		1,146,788
TOTAL CONSUMER DISCRETIONARY		7,900,563

Consumer Staples - 0.1%
Beverages - 0.0%
Triton Water Holdings Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8404% 3/31/2028 (b)(c)(e)	53,075	53,258
Food Products - 0.1%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 14.6162% 8/2/2028 (b)(c)(e)	193,204	192,045
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1761% 5/17/2028 (b)(c)(e)	24,188	22,317
TOTAL CONSUMER STAPLES		267,620

Energy - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche PIK, term loan 0% (c)(e)(f)(g)(h)	60,604	0
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 12/30/2027 (b)(c)(e)(f)	50,000	50,124
Mesquite Energy Inc 1LN, term loan 0% (c)(e)(f)(g)(h)	15,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(e)(f)(g)(h)	35,876	0
		50,124
TOTAL ENERGY		50,124

Financials - 1.0%
Capital Markets - 0.3%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0711% 4/21/2028 (b)(c)(e)	826,015	826,361
Financial Services - 0.3%
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/30/2031 (b)(c)(e)	25,000	25,107
Empire Today Ip, LLC Tranche EXCH 1ST OUT TLB, term loan 10.247% 8/30/2029 (c)(e)	58,195	56,741
Empire Today Ip, LLC Tranche EXCH FLSO TL, term loan 9.747% 8/30/2029 (c)(e)	354,023	201,793
Empire Today Ip, LLC Tranche NEW $ 1ST OUT TLA, term loan 10.247% 8/30/2029 (c)(e)	110,438	107,677
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3116% 7/18/2031 (b)(c)(e)	344,138	345,077
		736,395
Insurance - 0.4%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 11/6/2030 (b)(c)(e)	5,000	5,004
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0521% 9/19/2031 (b)(c)(e)	379,745	380,839
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4116% 8/19/2028 (b)(c)(e)	362,841	362,087
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5788% 11/23/2029 (b)(c)(e)	362,906	362,746
		1,110,676
TOTAL FINANCIALS		2,673,432

Health Care - 1.2%
Health Care Equipment & Supplies - 0.5%
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5616% 10/21/2028 (b)(c)(e)	1,233,352	1,238,668
Health Care Providers & Services - 0.4%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 5.3288% 6/28/2029 (b)(c)(e)	179,642	170,211
Confluent Health LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4261% 11/30/2028 (b)(c)(e)	14,597	14,177
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8116% 4/15/2031 (b)(c)(e)	437,306	440,818
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 11/15/2028 (b)(c)(e)	56,091	56,315
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.7754% 1/31/2029 (b)(c)(e)	365,000	360,551
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7015% 10/1/2028 (b)(c)(e)	29,025	28,873
		1,070,945
Health Care Technology - 0.3%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 2/15/2029 (b)(c)(e)	842,547	842,808
Pharmaceuticals - 0.0%
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5616% 5/5/2028 (b)(c)(e)	34,446	34,537
TOTAL HEALTH CARE		3,186,958

Industrials - 2.1%
Aerospace & Defense - 0.2%
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/10/2031 (b)(c)(e)(f)	30,000	30,060
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (b)(c)(e)(f)	479,741	480,341
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (b)(c)(e)(f)	45,259	45,315
		555,716
Building Products - 0.2%
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.4952% 4/29/2029 (b)(c)(e)	488,750	487,005
Commercial Services & Supplies - 1.2%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5603% 12/21/2028 (b)(c)(e)	565,998	568,426
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1616% 5/14/2028 (b)(c)(e)	1,442,114	1,446,715
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (b)(c)(e)	261,697	257,675
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2908% 8/1/2029 (b)(c)(e)	29,850	30,083
LRS Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6761% 8/31/2028 (b)(c)(e)	679,000	641,655
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (b)(c)(e)	404,281	339,483
		3,284,037
Electrical Equipment - 0.0%
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 0% 12/21/2029 (b)(c)(e)(f)(i)	18,813	19,387
GrafTech Global Enterprises Inc Tranche NEW $ 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.3373% 12/21/2029 (b)(c)(e)	32,923	33,928
		53,315
Ground Transportation - 0.2%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0788% 4/10/2031 (b)(c)(e)	508,725	508,120
Passenger Airlines - 0.1%
Spirit Airlines Inc Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3021% 11/30/2025 (b)(c)(e)	169,092	169,303
Professional Services - 0.2%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0616% 12/30/2028 (b)(c)(e)	388,997	367,116
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3955% 9/29/2028 (b)(c)(e)	14,514	14,610
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9261% 6/2/2028 (b)(c)(e)	48,375	48,148
		429,874
TOTAL INDUSTRIALS		5,487,370

Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 6.75%, 11.1761% 3/31/2029 (b)(c)(e)	80,000	79,400
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1761% 3/31/2028 (b)(c)(e)	14,476	14,611
		94,011
IT Services - 0.1%
Acuris Finance US Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0788% 2/16/2028 (b)(c)(e)	6,291	6,332
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (b)(c)(e)	404,121	368,760
		375,092
Software - 1.3%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5788% 2/23/2032 (b)(c)(e)	5,000	5,104
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1616% 12/10/2029 (b)(c)(e)	9,404	9,362
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/10/2028 (b)(c)(e)	872,844	871,343
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 3/29/2029 (b)(c)(e)	1,348,622	1,356,903
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0616% 11/15/2032 (b)(c)(e)	125,000	127,891
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5352% 10/9/2031 (b)(c)(e)	460,000	460,166
Maverick Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1908% 5/18/2028 (b)(c)(e)	290,269	290,509
		3,121,278
Technology Hardware, Storage & Peripherals - 0.2%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/15/2031 (b)(c)(e)(f)	640,000	630,803
TOTAL INFORMATION TECHNOLOGY		4,221,184

Materials - 1.7%
Chemicals - 1.4%
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4116% 11/24/2027 (b)(c)(e)	362,719	361,812
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7755% 6/4/2028 (b)(c)(e)	555,685	499,655
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.3476% 6/12/2028 (b)(c)(e)(i)	174,346	176,380
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (b)(c)(e)	163,464	165,372
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9116% 9/30/2028 (b)(c)(e)	392,165	393,553
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (b)(c)(e)	254,363	247,713
Hexion Holdings Corp 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3021% 3/15/2029 (b)(c)(e)	506,929	507,279
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 6/23/2031 (b)(c)(e)	656,091	656,819
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2908% 1/31/2029 (b)(c)(e)	31,676	31,806
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/22/2028 (b)(c)(e)	552,331	556,474
		3,596,863
Construction Materials - 0.0%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 2/4/2032 (b)(c)(e)(f)	30,000	29,925
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 10/19/2029 (b)(c)(e)	4,988	4,996
		34,921
Containers & Packaging - 0.3%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.4866% 4/13/2029 (b)(c)(e)	963,925	966,152
TOTAL MATERIALS		4,597,936

Utilities - 0.2%
Electric Utilities - 0.2%
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.587% 1/20/2031 (b)(c)(e)	599,264	600,810
TOTAL UNITED STATES		32,279,197
TOTAL BANK LOAN OBLIGATIONS (Cost $32,916,385)		33,151,634

Common Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (g)	200	1,300
Energy - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (g)(j)	6,468	0
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp	2	98
Mesquite Energy Inc (g)(j)	1,922	167,110
New Fortress Energy Inc (k)	6,569	98,535
		265,743
TOTAL ENERGY		265,743

Financials - 0.0%
Financial Services - 0.0%
Limetree Bay Cayman Ltd (g)(j)	80	4,058
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC (g)	29,327	366,588
Cano Health LLC warrants (g)(j)	901	3,585
		370,173
TOTAL UNITED STATES		641,274
TOTAL COMMON STOCKS (Cost $862,566)		641,274

Convertible Corporate Bonds - 0.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.8%
Communication Services - 0.4%
Media - 0.4%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	801,400	932,097
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Meritage Homes Corp 1.75% 5/15/2028 (d)	10,000	10,020
Leisure Products - 0.0%
Peloton Interactive Inc 5.5% 12/1/2029 (d)	30,000	58,969
TOTAL CONSUMER DISCRETIONARY		68,989

Financials - 0.1%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030 (d)	10,000	11,660
Financial Services - 0.1%
Global Payments Inc 1.5% 3/1/2031 (d)	348,000	340,692
TOTAL FINANCIALS		352,352

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Wolfspeed Inc 1.875% 12/1/2029	611,000	235,235
Software - 0.0%
BlackLine Inc 1% 6/1/2029 (d)	40,000	44,900
TOTAL INFORMATION TECHNOLOGY		280,135

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	510,000	456,960
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy International Inc 0.25% 12/1/2026	77,000	40,551
TOTAL UNITED STATES		2,131,084
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,179,496)		2,131,084

Non-Convertible Corporate Bonds - 74.2%
	Principal Amount (a)	Value ($)
ANGOLA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Azule Energy Finance Plc 8.125% 1/23/2030 (d)	200,000	202,000
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Mineral Resources Ltd 9.25% 10/1/2028 (d)	1,355,000	1,433,109
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)	200,000	198,381
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (d)	200,000	192,720
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (d)	340,000	330,650
CAMEROON - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Golar LNG Ltd 7.75% 9/19/2029 (d)(l)	200,000	199,304
CANADA - 3.9%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (d)	675,000	644,194
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)	480,000	477,956
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)	345,000	349,699
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)	275,000	284,634
		1,756,483
Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)	230,000	218,976
Energy - 0.5%
Energy Equipment & Services - 0.1%
Precision Drilling Corp 7.125% 1/15/2026 (d)	326,000	326,824
Oil, Gas & Consumable Fuels - 0.4%
Baytex Energy Corp 7.375% 3/15/2032 (d)	305,000	300,595
Parkland Corp 6.625% 8/15/2032 (d)	590,000	591,379
		891,974
TOTAL ENERGY		1,218,798

Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (d)	70,000	75,788
Health Care - 0.2%
Pharmaceuticals - 0.2%
1375209 Bc Ltd 9% 1/30/2028 (d)	562,000	562,817
Industrials - 0.6%
Aerospace & Defense - 0.2%
Bombardier Inc 6% 2/15/2028 (d)	125,000	124,745
Bombardier Inc 7.875% 4/15/2027 (d)	342,000	343,216
		467,961
Commercial Services & Supplies - 0.4%
Garda World Security Corp 8.25% 8/1/2032 (d)	235,000	241,722
Wrangler Holdco Corp 6.625% 4/1/2032 (d)(m)	915,000	935,569
		1,177,291
TOTAL INDUSTRIALS		1,645,252

Information Technology - 0.6%
Software - 0.6%
Open Text Corp 3.875% 2/15/2028 (d)	1,700,000	1,614,333
Materials - 1.2%
Chemicals - 0.9%
Methanex Corp 5.125% 10/15/2027	900,000	885,895
NOVA Chemicals Corp 5% 5/1/2025 (d)	1,005,000	999,093
NOVA Chemicals Corp 5.25% 6/1/2027 (d)	400,000	393,064
NOVA Chemicals Corp 9% 2/15/2030 (d)	110,000	117,344
		2,395,396
Metals & Mining - 0.3%
Hudbay Minerals Inc 4.5% 4/1/2026 (d)	880,000	870,306
TOTAL MATERIALS		3,265,702

TOTAL CANADA		10,358,149
COLOMBIA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canacol Energy Ltd 5.75% 11/24/2028 (d)	905,000	536,213
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (d)	255,000	256,275
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (d)(m)	235,000	241,215
FRANCE - 0.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Altice France SA 5.125% 7/15/2029 (d)	250,000	198,938
Altice France SA 5.5% 1/15/2028 (d)	235,000	190,131
Altice France SA 5.5% 10/15/2029 (d)	95,000	75,573
Iliad Holding SASU 7% 4/15/2032 (d)	200,000	202,782
		667,424
Materials - 0.1%
Chemicals - 0.1%
SPCM SA 3.125% 3/15/2027 (d)	395,000	376,107
TOTAL FRANCE		1,043,531
GERMANY - 0.5%
Industrials - 0.5%
Machinery - 0.5%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)(m)	1,300,000	1,285,480
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc 12.875% 10/1/2028 (d)	25,000	26,994
TOTAL GERMANY		1,312,474
GHANA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Kosmos Energy Ltd 8.75% 10/1/2031 (d)	200,000	190,750
Tullow Oil PLC 10.25% 5/15/2026 (d)	580,000	526,565

TOTAL GHANA		717,315
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Azorra Finance Ltd 7.75% 4/15/2030 (d)	175,000	177,224
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)	235,000	241,439

TOTAL GRAND CAYMAN (UK OVERSEAS TER)		418,663
HONG KONG - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Melco Resorts Finance Ltd 5.25% 4/26/2026 (d)	200,000	198,253
Industrials - 0.2%
Marine Transportation - 0.2%
Seaspan Corp 5.5% 8/1/2029 (d)	645,000	593,750
TOTAL HONG KONG		792,003
IRELAND - 0.7%
Financials - 0.6%
Financial Services - 0.6%
GGAM Finance Ltd 6.875% 4/15/2029 (d)	295,000	300,988
GGAM Finance Ltd 7.75% 5/15/2026 (d)	1,240,000	1,259,432
		1,560,420
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC 7.375% 9/15/2032 (d)	285,000	283,032
TOTAL IRELAND		1,843,452
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Studio City Finance Ltd 5% 1/15/2029 (d)	225,000	205,031
NETHERLANDS - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sigma Holdco BV 7.875% 5/15/2026 (d)	120,000	119,660
Materials - 0.2%
Containers & Packaging - 0.2%
Trivium Packaging Finance BV 8.5% 8/15/2027 (d)	385,000	385,275
TOTAL NETHERLANDS		504,935
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 7.875% 5/29/2030 (d)	200,000	196,000
IHS Holding Ltd 8.25% 11/29/2031 (d)	200,000	196,000

TOTAL NIGERIA		392,000
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
TGS ASA 8.5% 1/15/2030 (d)	250,000	258,114
PANAMA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 6.875% 9/15/2027 (d)	15,000	15,001
SOUTH AFRICA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)	395,000	341,675
SWITZERLAND - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)	385,000	385,157
TANZANIA - 0.3%
Information Technology - 0.3%
Communications Equipment - 0.3%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)	800,000	807,288
UNITED KINGDOM - 1.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)	340,000	304,750
Consumer Discretionary - 0.7%
Automobile Components - 0.5%
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)	485,000	511,175
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (d)	600,000	628,867
		1,140,042
Automobiles - 0.1%
Mclaren Finance PLC 7.5% 8/1/2026 (d)	310,000	309,999
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (d)	370,000	366,717
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
eG Global Finance PLC 12% 11/30/2028 (d)	1,610,000	1,805,638
Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce PLC 5.75% 10/15/2027 (d)	475,000	482,068
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)	405,000	399,133
TOTAL UNITED KINGDOM		4,808,347
UNITED STATES - 63.7%
Communication Services - 6.2%
Diversified Telecommunication Services - 1.0%
Cogent Communications Group LLC 7% 6/15/2027 (d)	675,000	682,630
Consolidated Communications Inc 5% 10/1/2028 (d)	385,000	364,681
Frontier Communications Holdings LLC 5% 5/1/2028 (d)	1,025,000	1,014,513
Level 3 Financing Inc 10.5% 5/15/2030 (d)	260,000	283,325
Level 3 Financing Inc 11% 11/15/2029 (d)	168,736	191,294
		2,536,443
Entertainment - 0.4%
Live Nation Entertainment Inc 4.75% 10/15/2027 (d)(m)	1,450,000	1,421,198
Media - 4.2%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)	425,000	402,557
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (d)	2,425,000	2,380,210
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)(m)	235,000	243,189
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (d)(m)	1,025,000	1,077,592
DISH DBS Corp 5.125% 6/1/2029	445,000	292,694
DISH DBS Corp 7.375% 7/1/2028	510,000	365,757
EchoStar Corp 10.75% 11/30/2029	2,369,934	2,555,679
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	931,800	860,146
iHeartCommunications Inc 7% 1/15/2031 (d)	420,000	320,429
Sirius XM Radio LLC 3.125% 9/1/2026 (d)	1,995,000	1,928,877
Univision Communications Inc 4.5% 5/1/2029 (d)	280,000	254,979
Univision Communications Inc 8% 8/15/2028 (d)	370,000	378,237
		11,060,346
Wireless Telecommunication Services - 0.6%
T-Mobile USA Inc 2.25% 2/15/2026	1,210,000	1,180,261
T-Mobile USA Inc 2.625% 4/15/2026	320,000	312,441
		1,492,702
TOTAL COMMUNICATION SERVICES		16,510,689

Consumer Discretionary - 10.9%
Automobile Components - 0.4%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (d)	180,000	183,370
Hertz Corp/The 4.625% 12/1/2026 (d)	195,000	173,433
Patrick Industries Inc 6.375% 11/1/2032 (d)	375,000	369,742
Phinia Inc 6.75% 4/15/2029 (d)	180,000	184,915
Real Hero Merger Sub 2 Inc 6.25% 2/1/2029 (d)	30,000	26,090
		937,550
Broadline Retail - 0.1%
Kohl's Corp 4.25% 7/17/2025	70,000	69,500
Wayfair LLC 7.25% 10/31/2029 (d)	240,000	244,896
		314,396
Distributors - 0.1%
Gates Corp/DE 6.875% 7/1/2029 (d)	340,000	347,736
Diversified Consumer Services - 1.1%
Service Corp International/US 5.75% 10/15/2032	240,000	235,827
Sotheby's 7.375% 10/15/2027 (d)	215,000	211,596
TKC Holdings Inc 10.5% 5/15/2029 (d)	825,000	841,548
TKC Holdings Inc 6.875% 5/15/2028 (d)(m)	390,000	388,467
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (d)(m)	1,265,000	1,264,309
		2,941,747
Hotels, Restaurants & Leisure - 6.9%
Affinity Interactive 6.875% 12/15/2027 (d)	215,000	182,525
Aramark Services Inc 5% 4/1/2025 (d)	1,025,000	1,023,286
Boyd Gaming Corp 4.75% 12/1/2027 (m)	475,000	466,072
Caesars Entertainment Inc 6% 10/15/2032 (d)(m)	370,000	359,847
Caesars Entertainment Inc 8.125% 7/1/2027 (d)	302,000	305,196
Carnival Corp 10.5% 6/1/2030 (d)	245,000	261,707
Carnival Corp 6.125% 2/15/2033 (d)	1,305,000	1,310,061
Carnival Corp 7.625% 3/1/2026 (d)	2,430,000	2,434,204
Churchill Downs Inc 4.75% 1/15/2028 (d)(m)	300,000	292,320
Churchill Downs Inc 6.75% 5/1/2031 (d)	495,000	503,405
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)	400,000	376,789
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)	360,000	357,647
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)(m)	230,000	233,000
International Game Technology PLC 4.125% 4/15/2026 (d)	825,000	816,428
Las Vegas Sands Corp 3.5% 8/18/2026	400,000	390,449
Life Time Inc 6% 11/15/2031 (d)	500,000	500,089
Light & Wonder International Inc 7% 5/15/2028 (d)	1,000,000	1,004,284
NCL Corp Ltd 5.875% 2/15/2027 (d)	525,000	527,409
NCL Corp Ltd 5.875% 3/15/2026 (d)	58,000	58,212
NCL Corp Ltd 6.25% 3/1/2030 (d)	600,000	603,427
NCL Corp Ltd 6.75% 2/1/2032 (d)	1,025,000	1,041,086
Neogen Food Safety Corp 8.625% 7/20/2030 (d)(m)	55,000	58,783
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (d)	120,000	120,032
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (d)	600,000	601,777
Royal Caribbean Cruises Ltd 5.5% 8/31/2026 (d)	1,435,000	1,436,764
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)	230,000	234,018
Six Flags Entertainment Corp/DE 5.5% 4/15/2027 (d)	550,000	546,715
Station Casinos LLC 6.625% 3/15/2032 (d)(m)	350,000	351,998
Viking Cruises Ltd 9.125% 7/15/2031 (d)	1,000,000	1,083,984
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (d)	325,000	323,133
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (d)(m)	480,000	475,493
		18,280,140
Household Durables - 1.1%
Beazer Homes USA Inc 7.5% 3/15/2031 (d)	185,000	186,539
Landsea Homes Corp 8.875% 4/1/2029 (d)	230,000	230,413
LGI Homes Inc 7% 11/15/2032 (d)	445,000	442,775
LGI Homes Inc 8.75% 12/15/2028 (d)	195,000	206,638
Newell Brands Inc 5.7% 4/1/2026 (n)	421,000	422,363
Newell Brands Inc 6.375% 5/15/2030	280,000	282,928
Newell Brands Inc 6.625% 5/15/2032 (m)	215,000	218,484
Tempur Sealy International Inc 4% 4/15/2029 (d)	865,000	805,005
		2,795,145
Leisure Products - 0.2%
Mattel Inc 5.875% 12/15/2027 (d)	460,000	461,783
Specialty Retail - 0.7%
At Home Group Inc 4.875% 7/15/2028 (d)	60,000	24,641
Carvana Co 4.875% 9/1/2029 (d)	80,000	69,008
Carvana Co 5.875% 10/1/2028 (d)	115,000	104,650
Group 1 Automotive Inc 6.375% 1/15/2030 (d)(m)	225,000	228,692
Hudson Automotive Group 8% 5/15/2032 (d)	140,000	146,486
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (m)	235,000	236,769
Specialty Building Products Holdings LLC / SBP Finance Corp 7.75% 10/15/2029 (d)	100,000	102,293
Staples Inc 10.75% 9/1/2029 (d)	485,000	475,321
Upbound Group Inc 6.375% 2/15/2029 (d)	30,000	29,387
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)	295,000	305,366
		1,722,613
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc 4.875% 5/15/2026 (d)(m)	900,000	892,865
TOTAL CONSUMER DISCRETIONARY		28,693,975

Consumer Staples - 2.2%
Consumer Staples Distribution & Retail - 1.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.25% 3/15/2026 (d)	1,100,000	1,079,518
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (d)	985,000	1,003,294
C&S Group Enterprises LLC 5% 12/15/2028 (d)	380,000	325,870
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)	345,000	358,583
Performance Food Group Inc 5.5% 10/15/2027 (d)	400,000	397,843
Performance Food Group Inc 6.125% 9/15/2032 (d)	360,000	360,756
United Natural Foods Inc 6.75% 10/15/2028 (d)	95,000	94,287
US Foods Inc 5.75% 4/15/2033 (d)	215,000	209,010
Walgreens Boots Alliance Inc 8.125% 8/15/2029	160,000	162,316
		3,991,477
Food Products - 0.4%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (c)(d)	200,000	216,607
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)	210,000	217,089
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)	135,000	140,657
Post Holdings Inc 6.25% 10/15/2034 (d)	220,000	214,389
Post Holdings Inc 6.375% 3/1/2033 (d)(m)	235,000	231,456
Viking Baked Goods Acquisition Corp 8.625% 11/1/2031 (d)	50,000	48,880
		1,069,078
Household Products - 0.1%
Resideo Funding Inc 6.5% 7/15/2032 (d)(m)	360,000	363,263
Personal Care Products - 0.2%
Coty Inc 5% 4/15/2026 (d)	407,000	405,932
Tobacco - 0.0%
Turning Point Brands Inc 5.625% 2/15/2026 (d)	100,000	99,726
TOTAL CONSUMER STAPLES		5,929,476

Energy - 9.6%
Energy Equipment & Services - 1.0%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)	235,000	238,219
Kodiak Gas Services LLC 7.25% 2/15/2029 (d)	345,000	355,107
Nabors Industries Inc 8.875% 8/15/2031 (d)	295,000	279,338
Nustar Logistics LP 6% 6/1/2026	150,000	150,879
Star Holding LLC 8.75% 8/1/2031 (d)	235,000	228,777
Transocean Aquila Ltd 8% 9/30/2028 (d)	490,154	502,473
Transocean Inc 8.75% 2/15/2030 (d)	552,500	576,239
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (d)(m)	280,000	286,532
		2,617,564
Oil, Gas & Consumable Fuels - 8.6%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (d)(m)	305,000	312,799
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (d)(m)	100,000	100,836
Buckeye Partners LP 4.125% 12/1/2027	1,400,000	1,345,939
Buckeye Partners LP 4.125% 3/1/2025 (d)	352,000	352,000
California Resources Corp 7.125% 2/1/2026 (d)(m)	97,000	97,023
California Resources Corp 8.25% 6/15/2029 (d)	795,000	817,327
Calumet Specialty Products Partners LP / Calumet Finance Corp 11% 4/15/2026 (d)	3,000	3,029
Cheniere Energy Inc 4.625% 10/15/2028	625,000	612,564
Chord Energy Corp 6.375% 6/1/2026 (d)	100,000	100,029
CITGO Petroleum Corp 6.375% 6/15/2026 (d)	525,000	526,513
CNX Resources Corp 7.25% 3/1/2032 (d)	505,000	514,969
Comstock Resources Inc 6.75% 3/1/2029 (d)(m)	490,000	480,917
Continental Resources Inc/OK 2.268% 11/15/2026 (d)	100,000	95,312
CVR CHC LP 8.5% 1/15/2029 (d)	285,000	278,993
DCP Midstream Operating LP 5.375% 7/15/2025 (m)	335,000	335,592
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)	80,000	80,328
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)(m)	740,000	776,115
Energy Transfer LP 6% 2/1/2029 (d)	560,000	568,199
Energy Transfer LP 7.375% 2/1/2031 (d)	525,000	550,121
EnLink Midstream Partners LP 4.85% 7/15/2026	525,000	523,072
EQM Midstream Partners LP 7.5% 6/1/2027 (d)	850,000	871,326
Eqt Corp 3.125% 5/15/2026 (d)	175,000	170,989
Expand Energy Corp 5.5% 2/1/2026 (d)	180,000	179,786
Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/2032	115,000	115,298
Genesis Energy LP / Genesis Energy Finance Corp 8% 1/15/2027	394,000	401,023
Harvest Midstream I LP 7.5% 5/15/2032 (d)	430,000	447,479
Hess Midstream Operations LP 5.625% 2/15/2026 (d)	900,000	900,307
HF Sinclair Corp 6.375% 4/15/2027	62,000	62,943
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)	230,000	239,101
Kinetik Holdings LP 6.625% 12/15/2028 (d)(m)	465,000	475,486
Kraken Oil & Gas Partners LLC 7.625% 8/15/2029 (d)	185,000	182,053
Matador Resources Co 6.25% 4/15/2033 (d)(m)	125,000	123,175
Matador Resources Co 6.5% 4/15/2032 (d)(m)	400,000	400,992
Mesquite Energy Inc 7.25% (d)(g)(h)	135,000	0
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)(m)	120,000	119,602
Murphy Oil Corp 6% 10/1/2032 (m)	245,000	236,790
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (d)(m)	345,000	354,018
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)	285,000	298,846
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)	580,000	580,132
Prairie Acquiror LP 9% 8/1/2029 (d)	185,000	191,318
Range Resources Corp 4.875% 5/15/2025	450,000	449,427
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (d)	1,002,000	1,041,007
SM Energy Co 6.625% 1/15/2027	431,000	430,681
Summit Midstream Holdings LLC 8.625% 10/31/2029 (d)	185,000	194,835
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	1,010,000	1,008,711
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (d)	750,000	746,506
Talos Production Inc 9% 2/1/2029 (d)	100,000	103,995
Venture Global Calcasieu 6.25% 1/15/2030 (d)(m)	265,000	269,854
Venture Global LNG Inc 7% 1/15/2030 (d)	2,340,000	2,391,665
Western Gas Partners LP 4.65% 7/1/2026	1,300,000	1,295,169
		22,754,191
TOTAL ENERGY		25,371,755

Financials - 5.5%
Banks - 0.2%
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)(m)	285,000	296,280
Western Alliance Bancorp 3% 6/15/2031 (c)	520,000	494,692
		790,972
Capital Markets - 0.6%
Focus Financial Partners LLC 6.75% 9/15/2031 (d)	360,000	361,907
Hightower Holding LLC 6.75% 4/15/2029 (d)	150,000	146,729
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)(m)	345,000	343,336
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)	375,000	376,763
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)	270,000	280,307
		1,509,042
Consumer Finance - 1.2%
Capstone Borrower Inc 8% 6/15/2030 (d)	125,000	131,432
Encore Capital Group Inc 9.25% 4/1/2029 (d)	200,000	214,337
Navient Corp 6.75% 6/15/2026	250,000	254,271
OneMain Finance Corp 3.5% 1/15/2027	2,450,000	2,357,159
PRA Group Inc 8.875% 1/31/2030 (d)	115,000	120,311
		3,077,510
Financial Services - 2.3%
Block Inc 6.5% 5/15/2032 (d)	460,000	470,170
Clue Opco LLC 9.5% 10/15/2031 (d)(m)	410,000	432,739
Freedom Mortgage Corp 6.625% 1/15/2027 (d)	250,000	251,017
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)	145,000	148,017
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	1,445,000	1,400,553
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026	450,000	449,375
Jefferson Capital Holdin 9.5% 2/15/2029 (d)	185,000	197,704
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (d)	350,000	350,802
NFE Financing LLC 12% 11/15/2029 (d)	1,024,789	1,069,605
Saks Global Enterprises LLC 11% 12/15/2029 (d)(m)	205,000	196,308
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)	285,000	292,650
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)(m)	730,000	755,565
		6,014,505
Insurance - 0.7%
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)	230,000	238,763
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (d)	30,000	29,868
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)(m)	615,000	621,493
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (d)	200,000	203,507
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)	250,000	252,038
Ryan Specialty LLC 5.875% 8/1/2032 (d)	465,000	460,760
		1,806,429
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Rithm Capital Corp 8% 4/1/2029 (d)	140,000	141,667
Starwood Property Trust Inc 4.75% 3/15/2025	750,000	748,659
Starwood Property Trust Inc 6.5% 7/1/2030 (d)	360,000	363,442
		1,253,768
TOTAL FINANCIALS		14,452,226

Health Care - 4.5%
Health Care Equipment & Supplies - 0.4%
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	940,000	955,155
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)(m)	225,000	229,098
		1,184,253
Health Care Providers & Services - 2.5%
Centene Corp 3% 10/15/2030	210,000	181,831
CHS/Community Health Systems Inc 5.625% 3/15/2027 (d)	1,140,000	1,106,880
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)	440,000	442,508
HCA Inc 5.875% 2/15/2026	650,000	652,937
LifePoint Health Inc 11% 10/15/2030 (d)	290,000	320,645
Molina Healthcare Inc 3.875% 5/15/2032 (d)	235,000	206,652
Molina Healthcare Inc 6.25% 1/15/2033 (d)(m)	375,000	372,308
Select Medical Corp 6.25% 12/1/2032 (d)	370,000	363,495
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)	345,000	344,141
Tenet Healthcare Corp 5.125% 11/1/2027	2,300,000	2,275,037
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)	100,000	101,689
		6,368,123
Health Care Technology - 0.6%
IQVIA Inc 5% 5/15/2027 (d)	1,675,000	1,658,889
Pharmaceuticals - 1.0%
Bausch Health Cos Inc 11% 9/30/2028 (d)	850,000	792,748
Bausch Health Cos Inc 5.5% 11/1/2025 (d)	1,335,000	1,309,969
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)	550,000	521,663
		2,624,380
TOTAL HEALTH CARE		11,835,645

Industrials - 10.3%
Aerospace & Defense - 2.5%
Goat Holdco LLC 6.75% 2/1/2032 (d)	385,000	383,710
Howmet Aerospace Inc 5.9% 2/1/2027	455,000	464,178
OneSky Flight LLC 8.875% 12/15/2029 (d)	115,000	117,807
Spirit AeroSystems Inc 9.75% 11/15/2030 (d)	210,000	232,326
TransDigm Inc 5.5% 11/15/2027	1,235,000	1,223,088
TransDigm Inc 6.375% 3/1/2029 (d)	1,160,000	1,171,624
TransDigm Inc 6.75% 8/15/2028 (d)	2,935,000	2,982,695
		6,575,428
Air Freight & Logistics - 0.7%
Cargo Aircraft Management Inc 4.75% 2/1/2028 (d)	225,000	224,472
Rand Parent LLC 8.5% 2/15/2030 (d)(m)	1,570,000	1,628,076
		1,852,548
Building Products - 0.4%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)	245,000	241,683
AmeriTex HoldCo Intermediate LLC 10.25% 10/15/2028 (d)	355,000	376,175
Standard Building Solutions Inc 6.5% 8/15/2032 (d)	495,000	499,912
		1,117,770
Commercial Services & Supplies - 2.7%
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)	340,000	348,600
Artera Services LLC 8.5% 2/15/2031 (d)	1,415,000	1,398,085
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	765,000	788,281
Clean Harbors Inc 6.375% 2/1/2031 (d)	210,000	213,024
CoreCivic Inc 4.75% 10/15/2027	35,000	34,107
CoreCivic Inc 8.25% 4/15/2029	235,000	248,512
GEO Group Inc/The 10.25% 4/15/2031	470,000	515,187
GEO Group Inc/The 8.625% 4/15/2029	230,000	243,060
GFL Environmental Inc 4% 8/1/2028 (d)	1,200,000	1,142,487
GFL Environmental Inc 6.75% 1/15/2031 (d)	180,000	186,732
Madison IAQ LLC 4.125% 6/30/2028 (d)	700,000	668,960
Neptune Bidco US Inc 9.29% 4/15/2029 (d)	360,000	306,900
Prime Security Services Borrower LLC / Prime Finance Inc 5.75% 4/15/2026 (d)	875,000	877,116
Waste Pro USA Inc 7% 2/1/2033 (d)	235,000	237,615
		7,208,666
Construction & Engineering - 0.6%
AECOM 5.125% 3/15/2027	930,000	924,806
Arcosa Inc 6.875% 8/15/2032 (d)	120,000	123,001
Great Lakes Dredge & Dock Corp 5.25% 6/1/2029 (d)	70,000	65,012
Pike Corp 8.625% 1/31/2031 (d)	275,000	293,244
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)	230,000	232,840
		1,638,903
Electrical Equipment - 0.1%
GrafTech Global Enterprises Inc 9.875% 12/23/2029 (d)	175,000	150,062
Ground Transportation - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (d)(m)	195,000	201,396
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)	355,000	355,956
XPO Inc 6.25% 6/1/2028 (d)	470,000	476,214
		1,033,566
Machinery - 0.5%
Esab Corp 6.25% 4/15/2029 (d)	1,190,000	1,206,019
Passenger Airlines - 1.2%
American Airlines Inc 7.25% 2/15/2028 (d)(m)	380,000	388,849
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)	1,166,667	1,166,000
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)	190,000	200,860
United Airlines Inc 4.375% 4/15/2026 (d)	1,325,000	1,305,840
		3,061,549
Professional Services - 0.5%
Amentum Holdings Inc 7.25% 8/1/2032 (d)	275,000	278,794
Corelogic Inc 4.5% 5/1/2028 (d)	590,000	552,424
TriNet Group Inc 7.125% 8/15/2031 (d)	510,000	523,401
		1,354,619
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply Inc 6.5% 8/1/2030 (d)	195,000	201,093
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (d)(m)	230,000	233,176
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (d)(m)	385,000	401,689
United Rentals North America Inc 3.875% 11/15/2027 (m)	550,000	530,643
United Rentals North America Inc 6.125% 3/15/2034 (d)(m)	585,000	585,954
		1,952,555
TOTAL INDUSTRIALS		27,151,685

Information Technology - 5.0%
Communications Equipment - 1.4%
CommScope LLC 6% 3/1/2026 (d)	775,000	775,000
CommScope LLC 9.5% 12/15/2031 (d)	1,564,000	1,622,290
Hughes Satellite Systems Corp 5.25% 8/1/2026 (m)	525,000	470,957
Viasat Inc 5.625% 9/15/2025 (d)	790,000	783,884
		3,652,131
Electronic Equipment, Instruments & Components - 0.3%
CPI CG Inc 10% 7/15/2029 (d)	125,000	134,986
Insight Enterprises Inc 6.625% 5/15/2032 (d)	185,000	188,099
Lightning Power LLC 7.25% 8/15/2032 (d)	220,000	227,229
Sensata Technologies Inc 6.625% 7/15/2032 (d)(m)	250,000	251,595
		801,909
IT Services - 1.0%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)(m)	740,000	685,613
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)	250,000	249,748
Camelot Finance SA 4.5% 11/1/2026 (d)	950,000	932,661
Sabre GLBL Inc 10.75% 11/15/2029 (d)	235,000	242,442
Sabre GLBL Inc 8.625% 6/1/2027 (d)	525,000	527,880
Virtusa Corp 7.125% 12/15/2028 (d)	50,000	48,894
		2,687,238
Semiconductors & Semiconductor Equipment - 1.1%
Entegris Inc 4.75% 4/15/2029 (d)	1,320,000	1,272,726
Qorvo Inc 4.375% 10/15/2029 (m)	1,350,000	1,276,210
Wolfspeed Inc 7.9583% 6/23/2030 (c)(d)(g)(i)	440,505	423,986
		2,972,922
Software - 1.1%
Central Parent LLC / CDK Global II LLC / CDK Financing Co Inc 8% 6/15/2029 (d)(m)	265,000	256,799
Elastic NV 4.125% 7/15/2029 (d)	225,000	210,419
Ellucian Holdings Inc 6.5% 12/1/2029 (d)	125,000	125,754
SS&C Technologies Inc 5.5% 9/30/2027 (d)	2,000,000	1,994,788
UKG Inc 6.875% 2/1/2031 (d)(m)	285,000	290,974
		2,878,734
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 8.25% 12/15/2029	165,000	176,975
TOTAL INFORMATION TECHNOLOGY		13,169,909

Materials - 5.6%
Chemicals - 2.4%
Avient Corp 6.25% 11/1/2031 (d)(m)	240,000	239,526
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)	590,000	614,445
Chemours Co/The 5.375% 5/15/2027 (m)	1,075,000	1,053,328
Chemours Co/The 5.75% 11/15/2028 (d)	270,000	256,160
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (c)(d)	267,435	238,017
LSB Industries Inc 6.25% 10/15/2028 (d)	240,000	236,369
Mativ Holdings Inc 8% 10/1/2029 (d)	265,000	252,486
Methanex US Operations Inc 6.25% 3/15/2032 (d)	370,000	369,287
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)	460,000	468,338
Scih Salt Hldgs Inc 4.875% 5/1/2028 (d)(m)	1,995,000	1,935,463
Tronox Inc 4.625% 3/15/2029 (d)(m)	530,000	479,995
WR Grace Holdings LLC 7.375% 3/1/2031 (d)	180,000	185,699
		6,329,113
Construction Materials - 0.9%
Eco Material Technologies Inc 7.875% 1/31/2027 (d)	405,000	411,866
Global Infrastructure Solutions Inc 5.625% 6/1/2029 (d)	185,000	179,776
Quikrete Holdings Inc 6.375% 3/1/2032 (d)	790,000	790,000
Summit Materials LLC / Summit Materials Finance Corp 7.25% 1/15/2031 (d)	180,000	194,175
VM Consolidated Inc 5.5% 4/15/2029 (d)(m)	875,000	849,376
		2,425,193
Containers & Packaging - 1.4%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)	690,000	686,340
Graphic Packaging International LLC 6.375% 7/15/2032 (d)	460,000	464,076
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (d)(m)	525,000	534,954
Sealed Air Corp 5% 4/15/2029 (d)(m)	1,500,000	1,454,524
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (d)	515,000	519,668
		3,659,562
Metals & Mining - 0.8%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)	90,000	93,355
Arsenal AIC Parent LLC 8% 10/1/2030 (d)	110,000	114,364
Cleveland-Cliffs Inc 6.75% 4/15/2030 (d)(m)	195,000	194,096
Cleveland-Cliffs Inc 6.875% 11/1/2029 (d)	125,000	125,387
Cleveland-Cliffs Inc 7% 3/15/2032 (d)(m)	350,000	349,142
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)(m)	125,000	124,309
Compass Minerals International Inc 6.75% 12/1/2027 (d)(m)	205,000	203,333
Novelis Corp 3.25% 11/15/2026 (d)	950,000	917,962
		2,121,948
Paper & Forest Products - 0.1%
Magnera Corp 7.25% 11/15/2031 (d)(m)	175,000	172,594
TOTAL MATERIALS		14,708,410

Real Estate - 2.2%
Diversified REITs - 0.6%
Safehold GL Holdings LLC 2.85% 1/15/2032	710,000	599,794
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)	820,000	748,076
Vici Properties LP / Vici Note Co Inc 4.625% 6/15/2025 (d)	300,000	299,331
		1,647,201
Health Care REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp 5.25% 8/1/2026	405,000	405,074
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)(o)	340,000	345,272
		750,346
Hotel & Resort REITs - 0.1%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)(m)	160,000	163,768
Real Estate Management & Development - 0.1%
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (d)(m)	230,000	243,603
Retail REITs - 0.3%
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.75% 5/15/2026 (d)	919,000	911,759
Specialized REITs - 0.8%
Iron Mountain Inc 4.875% 9/15/2027 (d)(m)	475,000	466,207
SBA Communications Corp 3.875% 2/15/2027	1,550,000	1,499,772
		1,965,979
TOTAL REAL ESTATE		5,682,656

Utilities - 1.7%
Electric Utilities - 1.1%
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (d)(m)	465,000	467,842
PG&E Corp 5% 7/1/2028	460,000	443,241
PG&E Corp 7.375% 3/15/2055 (c)	217,000	210,837
Vistra Operations Co LLC 5% 7/31/2027 (d)	825,000	813,302
Vistra Operations Co LLC 5.625% 2/15/2027 (d)	805,000	804,858
Vistra Operations Co LLC 7.75% 10/15/2031 (d)	255,000	269,194
		3,009,274
Independent Power and Renewable Electricity Producers - 0.6%
Alpha Generation LLC 6.75% 10/15/2032 (d)	290,000	293,220
Calpine Corp 5.125% 3/15/2028 (d)	750,000	736,433
Sunnova Energy Corp 5.875% 9/1/2026 (d)	580,000	473,449
		1,503,102
Water Utilities - 0.0%
Solaris Midstream Holdings LLC 7.625% 4/1/2026 (d)	120,000	120,334
TOTAL UTILITIES		4,632,710

TOTAL UNITED STATES		168,139,136
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $190,526,535)		195,932,138

Preferred Securities - 1.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.6%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.8951% (b)(c)(p)	510,000	518,554
Financials - 1.4%
Banks - 0.9%
Citigroup Inc 6.75% (c)(p)	200,000	203,599
Citigroup Inc 7.125% (c)(p)	420,000	437,448
JPMorgan Chase & Co 6.5% (c)(p)	1,305,000	1,319,472
Wells Fargo & Co 7.625% (c)(m)(p)	290,000	311,434
		2,271,953
Capital Markets - 0.4%
Charles Schwab Corp/The 5.375% (c)(p)	515,000	517,512
Goldman Sachs Group Inc/The 6.125% (c)(m)(p)	120,000	119,801
Goldman Sachs Group Inc/The 6.85% (c)(p)	385,000	389,099
		1,026,412
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (c)(p)	230,000	211,261
Ally Financial Inc 4.7% (c)(p)	220,000	213,138
		424,399
TOTAL FINANCIALS		3,722,764

TOTAL UNITED STATES		4,241,318
TOTAL PREFERRED SECURITIES (Cost $3,957,601)		4,241,318

U.S. Treasury Obligations - 1.4%
	Yield (%) (q)	Principal Amount (a)	Value ($)
US Treasury Notes 1.5% 2/15/2030 (Cost $3,655,166)	3.89	4,100,000	3,577,891

Money Market Funds - 19.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	4.37	26,129,925	26,135,152
Fidelity Securities Lending Cash Central Fund (r)(s)	4.37	25,373,085	25,375,622
TOTAL MONEY MARKET FUNDS (Cost $51,510,774)			51,510,774

TOTAL INVESTMENT IN SECURITIES - 110.5% (Cost $286,408,522)	291,992,356
NET OTHER ASSETS (LIABILITIES) - (10.5)%	(27,774,465)
NET ASSETS - 100.0%	264,217,891

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $162,164,670 or 61.4% of net assets.

(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)	Level 3 security
(h)	Non-income producing - Security is in default.
(i)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $443,070 and $433,438, respectively.

(j)	Non-income producing
(k)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $98,535 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(l)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $199,304 or 0.1% of net assets.

(m)	Security or a portion of the security is on loan at period end.
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(p)	Security is perpetual in nature with no stated maturity date.
(q)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,395,617	110,017,961	93,278,539	578,639	113	-	26,135,152	26,129,925	0.0%
Fidelity Securities Lending Cash Central Fund	-	88,811,548	63,435,926	45,708	-	-	25,375,622	25,373,085	0.1%
Total	9,395,617	198,829,509	156,714,465	624,347	113	-	51,510,774	51,503,010

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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